Reconciliation of Financial Statements to Form 5500 - Reconciliation Of Changes In Net Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Reconciliation of changes in net assets
Net increase in assets available for benefits reported in the financial statements	$ 45,219,421
Change in contributions receivable	(181,035)
Change in net assets available for benefits per the Form 5500	$ 45,038,386